UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

Annual Report
February 29, 2012

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTERS TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	8

EXPENSE EXAMPLES	9

INVESTMENT HIGHLIGHTS	11

SCHEDULES OF INVESTMENTS	15

STATEMENTS OF ASSETS AND LIABILITIES	22

STATEMENTS OF OPERATIONS	23

STATEMENTS OF CHANGES IN NET ASSETS	24

FINANCIAL HIGHLIGHTS	26

NOTES TO FINANCIAL STATEMENTS	30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	38

NOTICE OF PRIVACY POLICY & PRACTICES	39

ADDITIONAL INFORMATION	40

Dear Shareholder,

The S&P 500® Total Return Index (the “S&P 500”) ended 2011 priced at 1257.6, the exact same price it was at the end of 2010!  To most investors, however, the market seemed anything but “flat” throughout the year.  Following a strong first quarter marked by positive economic news and rising interest rates, the S&P 500 declined over 20% between the beginning of May and October – technically entering “bear market” territory – only to rebound again in the fourth quarter, ending the year where it began.  With zero price appreciation, the 2.1% total return realized by equity investors during the year came entirely from dividend income.  In 2012, equities have continued to move higher, supported by stronger economic data in the U.S. and substantial progress on the European sovereign debt crisis.  For the first two months of 2012, the S&P 500 was up 8.6%.

Meanwhile, bond yields fell dramatically during the year – the yield on a 10-year Treasury dropped from 3.30% at the beginning of the year to 1.88% at year-end.  While the unexpected drop in rates resulted in another year of positive returns for bond investors.  At year end, the S&P 500 dividend yield was higher than the ten-year Treasury bond yield.

U.S. Economy
The release of some incrementally positive economic data in the fourth quarter helped drive the market rally.  The U.S. economy finished on a high note, with Gross Domestic Product (GDP) posting the best quarter of the year, at an upwardly revised 3% growth rate.  Improvements in unemployment, consumer sentiment, savings rates, manufacturing and housing sentiment all pointed towards firmer U.S. economic conditions.  In Europe, just as February was ending, the ECB (European Central Bank) orchestrated a second, more substantial Long Term Repurchase Operation (LTRO) providing banks long term, low interest loans to shore up their balance sheets.

U.S. Stocks
Investors gravitated towards defensive stocks in 2011, with the Utilities, Consumer Staples and Healthcare Sectors posting healthy returns of 20%, 14% and 13%, respectively.  Domestic stocks outperformed international stocks.  High quality (as defined by S&P ranking of A, or better) performed better than lower quality (S&P ranking below B).  Stocks with above average yields also performed well compared with lower yielding stocks.

During the first two months of 2012, last year’s laggards became the new leaders.  International stocks, particularly emerging markets, outperformed the U.S. stocks.  Financials, the worst performer in 2011, was the second best performer posting 13.5% returns through February 2012.  Technology (+15.6%), Consumer Discretionary (+10.9%) and Materials (+10.8%) also posted double digit returns for the first two months of 2012.

Traditional Asset Class Returns
		Twelve Months	YTD 2012
Asset Class	Benchmark	Ended 2/29/12	(as of 2/29/12)
U.S. Stocks	S&P 500	5.12%	9.00%
	Barclays Capital U.S. Intermediate
Bonds	Government Credit Index	6.43%	0.50%

Source: Bloomberg

Quality Large Cap Fund

Management of the Fund
The last twelve months have been a tumultuous time for stock investors.  Investors experienced more volatility in 2011 than in 2008.  Correlations between stocks rose as did the overall volatility in the market.  For the most recent three month period ended 2/29/12, the Institutional share class of the Fund returned 11.06% vs. the S&P 500 return of 10.11%.

For the 12 month period ending 2/29/12, we believe our quality focus, equal sector approach, stock selection and proprietary ranking process enhanced performance.  Returns for the twelve month period were 7.49% vs. the S&P 500 of 5.12%, placing the Institutional share class of the Fund in the top ten percent of U.S. Large Blend funds according to Morningstar.

Financials
Financials were the worst performing sector over the last twelve months returning -10.95%.  The Fund’s exposure to Wells Fargo (-2.28%) and J.P. Morgan (-6.26%), higher quality banks in our opinion, helped mute the negative performance of the sector.

Consumer Staples
Consumer Staples was the best performing sector for the twelve month period ended 2/29/12, returning 15.3%.  Exposure to CVS Caremark (+38.04%) and Wal-Mart (+16.88%) helped performance, while Pepsi (+3.33%) detracted when compared to the sector.  Proctor & Gamble (+10.96%) improved overall Fund performance outpacing the S&P 500 by 5.86%, but underperformed the sector by 4.34%.

Utilities
At approximately 3.5%, the Utilities sector is a relatively small portion of the S&P 500.  However, for the twelve month period the sector was the second best performer returning 13.6%.  Our equal weight process ensured over exposure to the sector, thus improving the total return for the Fund.  Stock selection was mixed with Southern Company (+21.02%) helping and Exelon (-2.57%) detracting.

Selected Period Performance

Looking Forward
We believe stocks continue to look attractive relative to other investment opportunities.  The companies in the S&P 500 are currently trading at approximately 13 times forward earning which is well below the 25 year average of 18 times.  Larger, higher quality stocks look even more compelling, trading closer to 12 times forward earnings.  Earnings have been incredibly strong over the last three years and we would not be surprised to see earnings decelerate from high double digit growth rates in 2011 to mid single digits in 2012.

Our biggest sector bet is that we do not bet on a single sector exclusively, favoring each equally.  Based on our work, this approach can enhance returns over time.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Mid Cap Growth Fund

Management of the Fund
The Institutional share class of the Mid Cap Growth Fund returned -2.60% for the twelve months ended 2/29/12, trailing the Russell Midcap® Growth Total Return Index which returned 3.83%.  Relative underperformance was driven by some of our more economically exposed growth names in Technology and Consumer Discretionary.  The majority of the underperformance occurred in August and September of 2011 as investors began pricing in a double-dip recession.  These global growth concerns offset strong stock selection in Consumer Staples and Health Care.  The June through September period of 2011 saw high correlations between stocks within the benchmark index.  We believe returns were dominated by economic concerns in the U.S. and Europe rather than the company fundamentals that we focus on.  As correlations fell in late September and early October, the market began to stabilize.  Over the past three months ended 2/29/12, the Institutional share class of the Fund has returned 10.87% versus the Russell Midcap® Growth Total Return Index return of 10.36%.  The Fund (BQMGX) has also outperformed its benchmark since the market bottom on 10/3/11, returning 30.27% versus the Russell Midcap® Growth Total Return Index return of 29.84%.

Consumer Staples
Green Mountain Coffee Roasters drove outperformance for this sector and the Fund’s portfolio overall by appreciating 59% for the twelve months ended 2/29/2012.  Announcements that both Starbucks and Dunkin’ Brands would license their single serve K-cup format drove the stock higher.  Herbalife also appreciated strongly and gained 71%.

Health Care
This sector’s impact was slightly negative over the past 12 months.  The benchmark contained several biotech companies, not currently profitable, that appreciated significantly over the past twelve months.  Within the Fund, Alexion Pharmaceuticals appreciated 73% as the company’s lead drug, Soliris, continues to grow rapidly.  Soliris has attained Orphan drug status and is used in rare blood disorders.  Soliris has the potential to address many other future indications.  Elan PLC appreciated 58% as the company posted solid Tysabri sales, for Multiple Sclerosis, and the market’s recognition of their potential for an approved Alzheimer’s drug.

Technology
Intralinks fell over 70%, primarily during the turbulent summer months, as the company reported flattening sales trends due to the loss of a customer, a shareholder lawsuit, and an SEC inquiry the lawsuit triggered.  This led to a sell-off in the stock amidst the backdrop of the summer market turbulence.  The company remains very profitable with a strong balance sheet, but we sold the position in early 2012 as better relative opportunities presented themselves.

Consumer Discretionary
In August we wrote that IMAX Corp. had fallen 37% during the summer of 2011 driven by multiple contraction and uncertainty about the upcoming film slate for the end of 2012.  IMAX has risen 62% since August 25, 2011 and we remain positive on the stock over the long term.  Guess? Inc. fell nearly 37% over the past year as their strong international brand and presence became a weight that was hard to overcome as Europe felt the impact of their own financial crisis.  We like the company long term but have opted for better relative opportunities over the near term.

Sincerely,

Alan Norton, CFA	Henry Mehlman, CFA
Portfolio Manager	Portfolio Manager

Please see the following page for important information.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility.  Investments in foreign securities can exhibit greater volatility.  Additional risks include political, economic, and currency risks as well as differences in accounting methods.  These risks can be greater for investments in emerging markets.  The Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs.  Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  The Fund may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates.  This investment may not be suitable for all investors.  The Fund may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500® Total Return Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Barclays Capital U.S. Intermediate Government Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.  It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

Gross Domestic Product (GDP) refers to the market value of all final goods and services produced in a country in a given period.  Price-to-earnings (P/E) ratio is a common measurement for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the annual earnings per share.  A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 29, 2012 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 - February 29, 2012).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2011 –
	September 1, 2011	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,087.60	$6.49
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.65	$6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 17, 2012 –
	January 17, 2012	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,071.30	$1.87
Hypothetical (5% return
before expenses)	$1,000.00	$1,004.02	$1.81

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 44/366 to reflect the period from January 17, 2012 through February 29, 2012.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2011 –
	September 1, 2011	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,157.60	$5.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.09	$4.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 17, 2012 –
	January 17, 2012	February 29, 2012	February 29, 2012*
Actual	$1,000.00	$1,061.20	$1.65
Hypothetical (5% return
before expenses)	$1,000.00	$1,004.35	$1.60

*
Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 44/366 to reflect the period from January 17, 2012 through February 29, 2012.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended February 29, 2012

			Annualized
				Since	Since
	One	Six	One	Inception	Inception
	Month	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth
Fund – Institutional Class	4.71%	8.76%	(2.60)%	14.42%	N/A
Bright Rock Mid Cap Growth
Fund – Investor Class	4.80%	N/A	N/A	N/A	7.13%
Russell Midcap Growth
Total Return Index	4.46%	12.10%	3.83%	20.06%	7.86%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For the Period Ended February 29, 2012

			Annualized
				Since	Since
	One	Six	One	Inception	Inception
	Month	Months	Year	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap
Fund – Institutional Class	3.68%	15.76%	7.49%	14.53%	N/A
Bright Rock Quality Large Cap
Fund – Investor Class	3.85%	N/A	N/A	N/A	6.12%
S&P 500 Total Return Index	4.32%	13.31%	5.12%	17.41%	5.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $25,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 29, 2012

	Shares	Value
COMMON STOCKS – 95.43%

Aerospace & Defense – 3.22%
HEICO Corp.	9,087	$496,878
Precision Castparts Corp.	2,845	476,338
		973,216

Air Freight & Logistics – 1.44%
Expeditors International of Washington, Inc.	10,000	436,300

Auto Components – 3.48%
BorgWarner, Inc. (a)	7,155	592,720
Gentex Corp.	19,500	461,175
		1,053,895

Biotechnology – 6.69%
Alexion Pharmaceuticals, Inc. (a)	7,010	586,947
Onyx Pharmaceuticals, Inc. (a)	11,000	421,520
United Therapeutics Corp. (a)	12,595	601,160
Vertex Pharmaceuticals, Inc. (a)	10,750	418,390
		2,028,017

Capital Markets – 3.29%
Greenhill & Co., Inc.	9,000	395,640
Raymond James Financial, Inc.	16,880	597,046
		992,686

Chemicals – 1.96%
FMC Corp.	6,000	593,820

Commercial Banks – 1.47%
First Republic Bank (a)	14,880	446,251

Communications Equipment – 1.48%
Finisar Corp. (a)	22,000	446,380

Construction & Engineering – 1.38%
Quanta Services, Inc. (a)	20,000	418,000

Distributors – 1.34%
LKQ Corp. (a)	12,690	404,303

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012

	Shares	Value
Diversified Consumer Services – 3.52%
Coinstar, Inc. (a)	9,190	$535,134
New Oriental Education &
Technology Group, Inc. – ADR (a)	20,000	530,200
		1,065,334

Diversified Financial Services – 1.84%
Portfolio Recovery Associates, Inc. (a)	8,000	557,840

Electrical Equipment – 3.34%
Polypore International, Inc. (a)	11,000	452,320
Rockwell Automation, Inc.	7,000	559,860
		1,012,180

Energy Equipment & Services – 6.33%
CARBO Ceramics, Inc.	4,000	366,600
Core Laboratories NV (b)	5,000	608,300
Oil States International, Inc. (a)	5,000	406,100
Superior Energy Services, Inc. (a)	18,230	534,868
		1,915,868

Food Products – 2.35%
Green Mountain Coffee Roasters, Inc. (a)	10,960	712,071

Health Care Equipment & Supplies – 1.37%
Thoratec Corp. (a)	12,000	414,000

Health Care Technology – 1.92%
Allscripts Healthcare Solutions, Inc. (a)	30,000	579,600

Hotels, Restaurants & Leisure – 1.40%
Wynn Resorts Ltd.	3,565	422,595

Household Durables – 2.27%
Harman International Industries, Inc.	14,000	687,820

Internet Software & Services – 3.25%
Ancestry.com, Inc. (a)	15,000	341,700
IntraLinks Holdings, Inc. (a)	40,000	235,200
LogMein, Inc. (a)	11,000	405,460
		982,360

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012

	Shares	Value
IT Services – 1.40%
Alliance Data Systems Corp. (a)	3,500	$424,760

Machinery – 1.97%
WABCO Holdings, Inc. (a)	10,000	594,900

Management, Scientific, and
Technical Consulting Services – 1.89%
Salesforce.com, Inc. (a)	4,000	572,640

Media – 4.07%
Discovery Communications, Inc. (a)	11,655	543,706
Imax Corp. (a) (b)	27,000	689,040
		1,232,746

Metals & Mining – 1.38%
Allegheny Technologies, Inc.	9,485	416,107

Oil, Gas & Consumable Fuels – 6.04%
Concho Resources, Inc. (a)	6,000	641,040
InterOil Corp. (a) (b)	12,220	734,422
Range Resources Corp.	7,085	451,173
		1,826,635

Personal Products – 2.08%
Herbalife Ltd. (b)	9,500	628,995

Pharmaceuticals – 2.96%
Elan Corp PLC – ADR (a)	40,000	500,000
Salix Pharmaceuticals Ltd. (a)	8,000	394,560
		894,560

Semiconductors & Semiconductor Equipment – 7.62%
Altera Corp.	10,545	405,455
Atmel Corp. (a)	45,000	454,950
Marvell Technology Group Ltd. (a) (b)	26,000	390,000
Novellus Systems, Inc. (a)	7,210	335,121
Skyworks Solutions, Inc. (a)	26,750	721,448
		2,306,974

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 29, 2012

	Shares	Value
Software – 8.17%
ANSYS, Inc. (a)	7,000	$442,260
Concur Technologies, Inc. (a)	8,320	490,464
Rovi Corp. (a)	18,825	667,910
Sourcefire, Inc. (a)	10,000	450,200
Ultimate Software Group, Inc. (a)	6,000	418,920
		2,469,754

Specialty Retail – 2.72%
Aaron’s, Inc.	16,000	447,040
CarMax, Inc. (a)	12,275	376,720
		823,760

Textiles, Apparel & Luxury Goods – 1.79%
Lululemon Athletica, Inc. (a)	8,100	542,862
TOTAL COMMON STOCKS (Cost $24,348,217)		$28,877,229

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 3.55%

Money Market Funds – 3.55%
Fidelity Institutional Money Market Portfolio	$1,075,103	$1,075,103
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,075,103)		1,075,103
Total Investments (Cost $25,423,320) – 98.98%		29,952,332
Other Assets in Excess of Liabilities – 1.02%		309,788
TOTAL NET ASSETS – 100.00%		$30,262,120

ADRAmerican Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	NV, Naamloze Vennootschap, is the Dutch term for public limited company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 29, 2012

	Shares	Value
COMMON STOCKS – 98.37%

Aerospace & Defense – 2.59%
Lockheed Martin Corp.	28,000	$2,475,480

Beverages – 2.76%
PepsiCo, Inc.	42,000	2,643,480

Chemicals – 9.81%
Albemarle Corp.	58,000	3,858,160
Ecolab, Inc.	43,000	2,580,000
Praxair, Inc.	27,000	2,943,000
		9,381,160

Commercial Banks – 3.43%
Wells Fargo & Co.	105,000	3,285,450

Communications Equipment – 2.06%
Cisco Systems, Inc.	99,000	1,968,120

Computers & Peripherals – 1.53%
Hewlett-Packard Co.	58,000	1,467,980

Diversified Financial Services – 3.49%
JPMorgan Chase & Co.	85,000	3,335,400

Diversified Telecommunication Services – 2.17%
AT&T, Inc.	68,000	2,080,120

Electric Utilities – 4.92%
Exelon Corp.	48,000	1,875,360
Southern Co.	64,000	2,828,160
		4,703,520

Electrical Equipment – 2.58%
Emerson Electric Co.	49,000	2,465,190

Energy Equipment & Services – 3.11%
National Oilwell Varco, Inc.	36,000	2,971,080

Food & Staples Retailing – 6.39%
CVS Caremark Corp.	74,000	3,337,400
Wal-Mart Stores, Inc.	47,000	2,776,760
		6,114,160

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2012

	Shares	Value
Health Care Equipment & Supplies – 3.86%
Becton Dickinson & Co.	18,000	$1,371,960
Medtronic, Inc.	61,000	2,325,320
		3,697,280

Health Care Providers & Services – 2.23%
Express Scripts, Inc. (a)	40,000	2,133,200

Hotels, Restaurants & Leisure – 1.83%
Starbucks Corp.	36,000	1,748,160

Household Products – 0.85%
Procter & Gamble Co.	12,000	810,240

Industrial Conglomerates – 4.51%
General Electric Co.	227,000	4,324,350

Insurance – 3.16%
Aflac, Inc.	64,000	3,024,000

Media – 8.54%
Comcast Corp.	87,000	2,556,060
Time Warner Cable, Inc.	39,000	3,094,260
Walt Disney Co.	60,000	2,519,400
		8,169,720

Multiline Retail – 3.67%
Target Corp.	62,000	3,514,780

Multi-Utilities – 2.85%
Wisconsin Energy Corp.	80,000	2,726,400

Oil, Gas & Consumable Fuels – 6.69%
Apache Corp.	21,000	2,266,530
Chevron Corp.	21,000	2,291,520
Exxon Mobil Corp.	10,000	865,000
Marathon Oil Corp.	29,000	982,810
		6,405,860

Pharmaceuticals – 3.73%
Abbott Laboratories	63,000	3,566,430

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 29, 2012

	Shares	Value
Semiconductors & Semiconductor Equipment – 3.40%
Intel Corp.	121,000	$3,252,480

Software – 2.19%
Microsoft Corp.	66,000	2,094,840

Specialty Retail – 2.09%
Home Depot, Inc.	42,000	1,997,940

Water Utilities – 1.97%
Aqua America, Inc.	85,000	1,887,850

Wireless Telecommunication Services – 1.96%
MetroPCS Communications, Inc. (a)	182,000	1,874,600
TOTAL COMMON STOCKS (Cost $79,547,013)		$94,119,270

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.74%

Money Market Funds – 0.74%
Fidelity Institutional Money Market Portfolio	$703,247	$703,247
TOTAL SHORT-TERM INVESTMENTS
(Cost $703,247)		703,247
Total Investments (Cost $80,250,260) – 99.11%		94,822,517
Other Assets in Excess of Liabilities – 0.89%		853,614
TOTAL NET ASSETS – 100.00%		$95,676,131

(a)	Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 29, 2012

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value (cost $25,423,320
and $80,250,260, respectively)	$29,952,332	$94,822,517
Receivable for Fund shares sold	25,016	103,585
Receivable for investments sold	335,853	525,171
Dividends and interest receivable	6,877	336,716
Other assets	9,084	9,561
TOTAL ASSETS	30,329,162	95,797,550

LIABILITIES
Payable for Fund shares redeemed	$4,830	$11,460
Payable to affiliates	21,753	31,901
Payable to Adviser	11,675	48,516
Accrued expenses and other liabilities	28,784	29,542
TOTAL LIABILITIES	67,042	121,419

NET ASSETS	$30,262,120	$95,676,131

Net assets consist of:
Paid-in capital	$25,200,758	$80,824,109
Accumulated net investment income (loss)	—	310,868
Accumulated net realized gain (loss)	532,350	(31,103)
Net unrealized appreciation on investments	4,529,012	14,572,257
NET ASSETS	$30,262,120	$95,676,131

INSTITUTIONAL CLASS SHARES
Net assets	30,262,066	95,676,078
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,519,855	7,891,776
Net asset value, redemption price
and offering price per share	$12.01	$12.12

INVESTOR CLASS SHARES
Net assets	54	53
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4	4
Net asset value, redemption price
and offering price per share	$12.02	$12.14

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 29, 2012

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income*	$121,145	$2,344,122
Interest income	1,554	1,513
TOTAL INVESTMENT INCOME	122,699	2,345,635

EXPENSES
Investment advisory fees	231,635	651,736
Administration fees	41,023	76,993
Federal and state registration fees	35,825	37,315
Fund accounting fees	28,462	36,193
Audit and tax fees	24,654	24,654
Transfer agent fees and expenses	23,901	35,344
Chief Compliance Officer fees and expenses	7,992	7,992
Trustees’ fees and related expenses	6,539	6,539
Custody fees	4,883	10,954
Legal fees	4,807	5,097
Reports to shareholders	3,972	10,178
Other expenses	7,763	10,649
TOTAL EXPENSES	421,456	913,644
Less waivers and reimbursement
by Adviser (Note 4)	(50,243)	—
NET EXPENSES	371,213	913,644
NET INVESTMENT INCOME (LOSS)	(248,514)	1,431,991

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,110,917	317,296
Net change in unrealized
appreciation (depreciation) on investments	(1,480,812)	5,324,124
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(369,895)	5,641,420
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(618,409)	$7,073,411

* Net of foreign taxes withheld	$547	$—

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended
	February 29, 2012	February 28, 2011(1)
FROM OPERATIONS
Net investment loss	$(248,514)	$(153,937)
Net realized gain on investments	1,110,917	937,010
Net change in unrealized
appreciation (depreciation) on investments	(1,480,812)	6,009,824
Net increase (decrease) in
net assets from operations	(618,409)	6,792,897

FROM DISTRIBUTIONS
Net realized gains – Institutional Class	(1,160,979)	(199,358)
Net decrease in net assets resulting
from distributions paid	(1,160,979)	(199,358)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	5,125,025	25,479,157
Proceeds from shares sold – Investor Class(2)	50	—
Payments for shares
redeemed – Institutional Class	(3,078,948)	(3,437,651)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	1,160,979	199,357
Net increase in net assets from
capital share transactions	3,207,106	22,240,863
TOTAL INCREASE IN NET ASSETS	1,427,718	28,834,402

NET ASSETS:
Beginning of Period	$28,834,402	$—
End of Period	$30,262,120	$28,834,402
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$—	$1,387

(1)	The Fund commenced operations on May 26, 2010.
(2)	For the period January 17, 2012 (share class commencement of operations) through February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Period Ended
	February 29, 2012	February 28, 2011(1)

FROM OPERATIONS
Net investment income	$1,431,991	$608,760
Net realized gain on investments	317,296	1,781,629
Net change in unrealized
appreciation (deprecation) on investments	5,324,124	9,248,133
Net increase in
net assets from operations	7,073,411	11,638,522

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(1,323,404)	(426,369)
Net realized gains – Institutional Class	(1,846,505)	(283,523)
Net decrease in net assets resulting
from distributions paid	(3,169,909)	(709,892)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	23,416,271	78,343,653
Proceeds from shares sold – Investor Class(2)	50	—
Payments for shares
redeemed – Institutional Class	(16,346,732)	(6,701,187)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	1,848,247	283,697
Net increase in net assets from
capital share transactions	8,917,836	71,926,163
TOTAL INCREASE IN NET ASSETS	12,821,338	82,854,793

NET ASSETS:
Beginning of Period	$82,854,793	$—
End of Period	$95,676,131	$82,854,793
ACCUMULATED NET
INVESTMENT INCOME	$310,868	$202,281

(1)	The Fund commenced operations on May 26, 2010.
(2)	For the period January 17, 2012 (share class commencement of operations) through February 29, 2012.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	February 29, 2012	February 28, 2011(1)
Net Asset Value, Beginning of Period	$12.92	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	(0.31)	3.08
Total from investment operations	(0.42)	3.01

Less distributions paid:
From net realized gain on investments	(0.49)	(0.09)
Total distributions paid	(0.49)	(0.09)
Net Asset Value, End of Period	$12.01	$12.92
Total Return(3)	(2.60)%	30.16%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$30,262	$28,834
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.51%	1.86%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.33%	1.50%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(1.07)%	(1.21)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.89)%	(0.85)%
Portfolio turnover rate(3)	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended
	February 29, 2012(1)
Net Asset Value, Beginning of Period	$11.22

Income (loss) from investment operations:
Net investment loss(2)	(0.00	)(3)
Net realized and unrealized gain on investments	0.80
Total from investment operations	0.80
Net Asset Value, End of Period	$12.02
Total Return(4)	7.13%

Supplemental Data and Ratios:
Net assets, end of period	$54
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(1.35)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(1.29)%
Portfolio turnover rate(4)	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	February 29, 2012	February 28, 2011(1)
Net Asset Value, Beginning of Period	$11.70	$10.00

Income from investment operations:
Net investment income(2)	0.19	0.10
Net realized and unrealized
gain on investments	0.63	1.71
Total from investment operations	0.82	1.81

Less distributions paid:
From net investment income	(0.17)	(0.07)
From net realized gain on investments	(0.23)	(0.04)
Total distributions paid	(0.40)	(0.11)
Net Asset Value, End of Period	$12.12	$11.70
Total Return(3)	7.49%	18.15%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$95,676	$82,855
Ratio of expenses to average net assets(4)	1.06%	1.38%
Ratio of net investment income
to average net assets(4)	1.66%	1.24%
Portfolio turnover rate(3)	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
February 29, 2012(1)
Net Asset Value, Beginning of Period	$11.44

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.67
Total from investment operations	0.70
Net Asset Value, End of Period	$12.14
Total Return(3)	6.12%

Supplemental Data and Ratios:
Net assets, end of period	$53
Ratio of expenses to average net assets(4)	1.33%
Ratio of net investment income to average net assets(4)	2.08%
Portfolio turnover rate(3)	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 29, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2012:

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$28,877,229	$—	$—	$28,877,229
Total Equity	28,877,229	—	—	28,877,229
Short-Term Investments	1,075,103	—	—	1,075,103
Total Investments in Securities	$29,952,332	$—	$—	$29,952,332
Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$94,119,270	$—	$—	$94,119,270
Total Equity	94,119,270	—	—	94,119,270
Short-Term Investments	703,247	—	—	703,247
Total Investments in Securities	$94,822,517	$—	$—	$94,822,517

During the year ended February 29, 2012, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reportedamounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.  Expenses directly attributable to a class of shares, which presently only includes distribution (12b-1) fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the periods ended February 29, 2012 and February 28, 2011 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year end February 29, 2012	$582,328	$578,651
Period ended February 28, 2011	$199,358	$—
Quality Large Cap Fund
Year end February 29, 2012	$2,841,206	$328,703
Period ended February 28, 2011	$709,892	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

As of February 29, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:
	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$25,423,320	$80,688,479
Gross tax unrealized appreciation	$5,574,197	$15,297,234
Gross tax unrealized depreciation	(1,045,185)	(1,163,196)
Net tax unrealized appreciation (depreciation)	$4,529,012	$14,134,038
Undistributed ordinary income	$—	$310,868
Undistributed long-term capital gain	532,350	407,116
Total distributable earnings	$532,350	$717,984
Other accumulated gain/(loss)	—	—
Total accumulated earnings/(loss)	$5,061,362	$14,852,022

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income (Loss)	$247,127	$—
Accumulated Net Realized Gain (Loss)	$84	$—
Paid-in Capital	$(247,211)	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of February 29, 2012.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal 2012.  At February 29, 2012, the fiscal years 2011 and 2012 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.75% on and after June 28, 2011 of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 1.00% prior to June 28, 2011 and 0.65% on and after June 28, 2011 of the Fund’s average daily net assets.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred loads taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.50% and 1.75% prior to June 28, 2011 for the Institutional and Investor classes, respectively and 1.25% and 1.50% on and after June 28, 2011 for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2014	$66,182	$-0-
February 2015	$50,243	$-0-

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the period January 17, 2012 (commencement of the Investor share class operations) through February 29, 2012, the Funds did not accrue any expenses pursuant to the 12b-1 Plan, due to the size of the Investor share class.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor. The Trust’s Chief Compliance Officer is also an employee of USBFS. For the year ended February 29, 2012, the Funds were each allocated $7,992 of the Trust’s Chief Compliance Officer fee.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Year Ended	Period Ended
Mid Cap Growth Fund – Institutional Class	February 29, 2012	February 28, 2011(1)
Shares Sold	429,837	2,512,205
Shares Reinvested	113,046	16,795
Shares Redeemed	(254,999)	(297,029)
Net Increase	287,884	2,231,971

	Period Ended
Mid Cap Growth Fund – Investor Class	February 29, 2012(2)
Shares Sold	4
Shares Reinvested	—
Shares Redeemed	—
Net Increase	4

	Year Ended	Period Ended
Quality Large Cap Fund – Institutional Class	February 29, 2012	February 28, 2011(1)
Shares Sold	2,084,802	7,685,998
Shares Reinvested	172,732	25,489
Shares Redeemed	(1,446,456)	(630,789)
Net Increase	811,078	7,080,698

	Period Ended
Quality Large Cap Fund – Investor Class	February 29, 2012(2)
Shares Sold	4
Shares Reinvested	—
Shares Redeemed	—
Net Increase	4

(1)	The Institutional class commenced operations on May 26, 2010.
(2)	The Investor class commenced operations on January 17, 2012.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 29, 2012 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$22,734,861	$57,022,408
Sales	$21,622,486	$50,349,458

Bright Rock Funds
Notes to Financial Statements (Continued)
February 29, 2012

(9)	New Tax Law

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC Act”) was enacted, and the provisions within the RIC Act are effective for the Fund for the year ended February 29, 2012.  The RIC Act modernized several of the federal income and excise tax provisions related to regulated investment companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  Prior to the RIC act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31.

(10)	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bright Rock Funds, consisting of Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively the “Funds”), each a part of the diversified series constituting Trust for Professional Managers, as of February 29, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 29, 2012, the results of their operations for the year then ended and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
April 30, 2012

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 29, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	71.67%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 29, 2012, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	14.30%
Quality Large Cap Growth Fund	71.70%

For the year ended February 29, 2012, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each fund were as follows:

Mid Cap Growth Fund	53.42%
Quality Large Cap Growth Fund	100.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 68		2009	(“CAO”) and Chief		Endowment Fund
			Compliance Officer		complex
			(“CCO”), Granite		(three closed-
			Capital International		end investment
			Group, L.P. (an		companies);
			investment management		Independent
			firm) (1994–2011);		Trustee, Gottex
			Vice President, Secretary,		Multi-Alternatives
			Treasurer and CCO,		Fund complex
			Granum Series Trust (an		(three closed-
			open-end investment		end investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF Fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 50	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 32		2005	Fund Services, LLC
(2004–present).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at

1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intented for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2012	FYE 2/28/2011
Audit Fees	$40,000	$30,000
Audit-Related Fees	0	0
Tax Fees	$9,320	$7,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2012	FYE 2/28/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2012	FYE 2/28/2011
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 7, 2012

By (Signature and Title)*/s/ John Buckel
John Buckel, Treasurer

Date  May 7, 2012
* Print the name and title of each signing officer under his or her signature.